Stock Option and Purchase Plans (Details 2) - Restricted stock - $ / shares	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested, Shares Beginning Balance	71,750	66,350	63,600
Granted, Shares	27,150	28,750	25,000
Vested, Shares	(21,250)	(20,300)	(18,100)
Forfeited, Shares	(1,800)	(3,050)	(4,150)
Nonvested, Shares Ending Balance	75,850	71,750	66,350
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 60.05	$ 45.03	$ 28.64
Granted, Weighted Average Grant Date Fair Value	43.87	69.02	70.90
Vested, Weighted Average Grant Date Fair Value	37.53	23.69	23.02
Forfeited, Weighted Average Grant Date Fair Value	58.24	59.92	45.71
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 60.61	$ 60.05	$ 45.03